Schedule of components of income tax expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense			$ 534,661	$ 797,147
Deferred income tax benefit			43,642	(273,666)
Total income tax expense	$ 48,479	$ 70,529	$ 578,303	523,481
Seamless Group Inc [Member]
Income tax expense				797,147	$ 507,740
Deferred income tax benefit				(273,666)	(393,958)
Total income tax expense				$ 523,481	$ 113,782